SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (889,308)	$ (505,091)
Intangible assets, net	6,269,813	6,654,030	687,500
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,137,807	1,137,807	687,500
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,228,548	5,228,548
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	509,818	509,818
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 282,948	$ 282,948